UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2341

                       Montgomery Street Income Securities
               (Exact name of registrant as specified in charter)


                        101 California Street, Suite 4100
                             San Francisco, CA 94111
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                             as of September 30, 2005  (Unaudited)
----------------------------------------------------------------------------------------------------------------------


Montgomery Street Income Securities, Inc.

                                                                                             Principal
                                                                                             Amount ($)      Value ($)
                                                                                      --------------------------------

----------------------------------------------------------------------------------------------------------------------
    Corporate Bonds 48.5%
----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 6.2%
155 East Tropicana LLC, 8.75%, 4/1/2012 (a)                                                      170,000      164,900
Adesa, Inc., 7.625%, 6/15/2012                                                                    80,000       80,000
Amscan Holdings, Inc., 8.75%, 5/1/2014                                                            80,000       70,000
Auburn Hills Trust, 12.375%, 5/1/2020                                                            103,000      155,435
AutoNation, Inc., 9.0%, 8/1/2008                                                                 145,000      156,600
Aztar Corp., 7.875%, 6/15/2014 (a)                                                               305,000      318,725
Cablevision Systems Corp., New York Group, Series B, 7.89% *,                                    125,000      128,125
    4/1/2009
Caesars Entertainment, Inc.:
    8.875%, 9/15/2008                                                                            115,000      125,781
    9.375%, 2/15/2007                                                                            135,000      142,425
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (a)                                         195,000      163,800
CSC Holdings, Inc.:
    7.25%, 7/15/2008                                                                             105,000      105,394
    7.875%, 12/15/2007                                                                           270,000      277,425
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008                                               365,000      363,077
Dex Media East LLC/Financial, 12.125%, 11/15/2012                                                521,000      609,570
EchoStar DBS Corp., 6.625%, 10/1/2014                                                            140,000      138,600
Foot Locker, Inc., 8.5%, 1/15/2022                                                               155,000      168,563
Ford Motor Co., 7.45%, 7/16/2031 (a)                                                              20,000       15,600
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (a)                                                     60,000       59,700
Harrah's Operating Co., Inc., 144A, 5.625%, 6/1/2015                                           1,000,000      988,561
ITT Corp., 7.375%, 11/15/2015                                                                    125,000      135,625
Jacobs Entertainment, Inc., 11.875%, 2/1/2009                                                    350,000      373,625
Liberty Media Corp.:
    7.875%, 7/15/2009                                                                             10,000       10,523
    8.5%, 7/15/2029                                                                               45,000       43,571
Mandalay Resort Group:
    6.5%, 7/31/2009                                                                              105,000      105,525
    Series B, 10.25%, 8/1/2007                                                                    75,000       80,625
Mediacom Broadband LLC, 144A, 8.5%, 10/15/2015                                                    40,000       38,600
Mediacom LLC, 9.5%, 1/15/2013 (a)                                                                 65,000       64,513
MGM MIRAGE:
    6.0%, 10/1/2009                                                                              200,000      197,500
    144A, 6.625%, 7/15/2015                                                                       65,000       64,269
    8.375%, 2/1/2011 (a)                                                                         295,000      317,125
    9.75%, 6/1/2007                                                                              170,000      181,050
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010                                                 75,000       81,000
NCL Corp., 144A, 11.625%, 7/15/2014                                                              115,000      121,325
Petro Stopping Centers, 9.0%, 2/15/2012                                                          210,000      206,850
PRIMEDIA, Inc.:
    8.875%, 5/15/2011                                                                            225,000      235,687
    9.165% *, 5/15/2010                                                                          270,000      284,850
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009                                     250,000      280,000
Schuler Homes, Inc., 10.5%, 7/15/2011                                                            220,000      237,600
Sinclair Broadcast Group, Inc.:
    8.0%, 3/15/2012                                                                              275,000      281,531
    8.75%, 12/15/2011                                                                            200,000      210,000
TCI Communications, Inc., 8.75%, 8/1/2015                                                         35,000       43,459
Tele-Communications, Inc., 10.125%, 4/15/2022                                                  1,291,000    1,798,582
Time Warner, Inc., 7.625%, 4/15/2031                                                           1,600,000    1,874,448
TRW Automotive, Inc., 11.0%, 2/15/2013 (a)                                                       370,000      417,175
United Auto Group, Inc., 9.625%, 3/15/2012                                                       250,000      260,000
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009                                                110,000      115,500
Williams Scotsman, Inc., 144A, 8.5%, 10/1/2015                                                   100,000      101,250
Wynn Las Vegas LLC, 6.625%, 12/1/2014 (a)                                                         95,000       90,844
                                                                                                           ----------
                                                                                                           12,484,933

Consumer Staples 0.3%
Agrilink Foods, Inc., 11.875%, 11/1/2008                                                          75,000       76,688
Alliance One International, Inc., 144A, 11.0%, 5/15/2012                                         120,000      113,700
Swift & Co.:
    10.125%, 10/1/2009                                                                           165,000      177,581
    12.5%, 1/1/2010                                                                               70,000       76,300
Viskase Co., Inc., 11.5%, 6/15/2011                                                              190,000      205,200
                                                                                                           ----------
                                                                                                              649,469

Energy 5.5%
Chesapeake Energy Corp.:
    6.25%, 1/15/2018                                                                             116,000      113,680
    144A, 6.5%, 8/15/2017                                                                        232,000      236,060
    6.875%, 1/15/2016                                                                             80,000       82,000
CITGO Petroleum Corp., 6.0%, 10/15/2011                                                          230,000      230,000
Dynegy Holdings, Inc., 144A, 9.875%, 7/15/2010                                                   545,000      594,050
Edison Mission Energy, 7.73%, 6/15/2009                                                          520,000      548,600
El Paso Production Holding Corp., 7.75%, 6/1/2013                                                155,000      161,975
Energy Transfer Partners LP, 5.95%, 2/1/2015                                                   2,000,000    1,989,920
Enterprise Products Operating LP, Series B, 6.375%, 2/1/2013                                   2,000,000    2,097,124
FirstEnergy Corp., Series C, 7.375%, 11/15/2031                                                2,000,000    2,345,736
National Fuel Gas Co., 6.7%, 11/21/2011                                                        1,000,000    1,070,249
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007                                            255,000      253,725
Pogo Producing Co., 144A, 6.875%, 10/1/2017                                                       50,000       50,688
Southern Natural Gas, 8.875%, 3/15/2010                                                          195,000      210,777
Stone Energy Corp.:
    6.75%, 12/15/2014                                                                            125,000      122,812
    8.25%, 12/15/2011                                                                            290,000      304,500
Williams Companies, Inc.:
    8.125%, 3/15/2012                                                                            380,000      415,150
    8.75%, 3/15/2032                                                                             155,000      182,900
                                                                                                           ----------
                                                                                                           11,009,946

Financials 12.9%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016                                                   1,500,000    1,697,457
American General Finance Corp., Series H, 4.0%, 3/15/2011                                      1,150,000    1,092,019
American General Institutional Capital, Series A, 144A, 7.57%,                                 2,000,000    2,431,856
    12/1/2045
AmeriCredit Corp., 9.25%, 5/1/2009                                                               420,000      443,100
AmerUs Group Co., 5.95%, 8/15/2015                                                               747,000      744,787
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015                                                      110,000      106,150
Bank One Corp., 10.0%, 8/15/2010 (a)                                                             827,000    1,000,496
Chubb Corp., 4.934%, 11/16/2007                                                                  323,000      324,215
Citizens Property Insurance Corp., Series 1999A, 144A, 7.125%,                                 2,000,000    2,331,906
    2/25/2019
Downey Financial Corp., 6.5%, 7/1/2014                                                           695,000      710,934
Duke Capital LLC, 4.302%, 5/18/2006                                                              800,000      799,488
E*TRADE Financial Corp.:
    144A, 7.375%, 9/15/2013                                                                      205,000      207,050
    8.0%, 6/15/2011                                                                              180,000      185,850
Ford Motor Credit Co.:
    6.5%, 1/25/2007                                                                              180,000      180,209
    6.875%, 2/1/2006                                                                           1,092,000    1,096,469
    7.25%, 10/25/2011                                                                            620,000      588,494
    7.375%, 10/28/2009                                                                           355,000      342,911
FPL Group Capital, Inc., 4.086%, 2/16/2007                                                       785,000      779,839
General Motors Acceptance Corp.:
    4.67% *, 3/20/2007                                                                           245,000      239,858
    5.125%, 5/9/2008                                                                              70,000       65,163
    6.125%, 8/28/2007 (a)                                                                        465,000      457,745
    6.15%, 4/5/2007                                                                               80,000       79,391
    6.75%, 12/1/2014 (a)                                                                         190,000      165,270
    6.875%, 9/15/2011                                                                            165,000      150,086
    7.75%, 1/19/2010                                                                              70,000       67,851
    8.0%, 11/1/2031                                                                            1,160,000    1,012,876
H&E Equipment/Finance, 11.125%, 6/15/2012                                                        225,000      252,000
HSBC Bank USA, 5.625%, 8/15/2035                                                                 315,000      310,273
HSBC Finance Corp., 4.125%, 12/15/2008                                                            70,000       68,729
JPMorgan Chase Capital XV, 5.875%, 3/15/2035                                                     205,000      200,666
JPMorgan Chase XVII, 5.85%, 8/1/2035                                                              45,000       44,070
Marsh & McLennan Companies, Inc., 5.15%, 9/15/2010                                               660,000      655,723
Merrill Lynch & Co., Inc., Series C, 4.79%, 8/4/2010                                             329,000      327,863
Mizuho JGB Investment, 144A, 9.87%, 12/31/2049                                                 2,000,000    2,231,326
Nationwide Financial Services, Inc., 5.1%, 10/1/2015                                             175,000      172,041
NiSource Finance Corp., 7.875%, 11/15/2010                                                     1,500,000    1,686,435
North Front Pass-Through Trust, 144A, 5.81%, 12/15/2024                                          250,000      251,425
PNC Funding Corp., 6.875%, 7/15/2007                                                           1,109,000    1,151,551
Poster Financial Group, Inc., 8.75%, 12/1/2011                                                   210,000      216,038
PXRE Capital Trust I, 8.85%, 2/1/2027                                                            155,000      151,900
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012                                                 170,000      190,825
RC Royalty Subordinated LLC, 1.0%, 1/1/2018                                                       55,000       48,400
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027                                              160,000      134,400
Triad Acquisition Corp., 144A, 11.125%, 5/1/2013                                                  90,000       92,925
UGS Corp., 10.0%, 6/1/2012                                                                       210,000      229,950
Universal City Development, 11.75%, 4/1/2010                                                     285,000      322,050
                                                                                                           ----------
                                                                                                           26,040,060

Health Care 0.6%
Cinacalcet Royalty Subordinated LLC, 144A, 8.0%, 3/30/2017                                        45,000       48,150
Health Care Service Corp., 144A, 7.75%, 6/15/2011                                                722,000      827,021
HEALTHSOUTH Corp., 10.75%, 10/1/2008                                                             315,000      307,912
InSight Health Services Corp., 144A, 9.174% *, 11/1/2011                                          70,000       68,250
                                                                                                           ----------
                                                                                                            1,251,333

Industrials 3.3%
Allied Waste North America, Inc.:
    Series B, 5.75%, 2/15/2011 (a)                                                               208,000      193,960
    Series B, 9.25%, 9/1/2012                                                                    235,000      254,387
Avondale Mills, Inc., 144A, 10.504% *, 7/1/2012                                                  110,000      107,250
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%,                                     411,502      433,910
    12/15/2011
Bear Creek Corp., 144A, 8.87% *, 3/1/2012                                                         60,000       61,800
Beazer Homes USA, Inc.:
    8.375%, 4/15/2012                                                                            200,000      211,000
    8.625%, 5/15/2011                                                                            155,000      163,137
Browning-Ferris Industries:
    7.4%, 9/15/2035                                                                              175,000      153,563
    9.25%, 5/1/2021                                                                              105,000      107,100
Case New Holland, Inc., 9.25%, 8/1/2011                                                          120,000      126,900
Cenveo Corp., 7.875%, 12/1/2013                                                                  165,000      159,225
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010                                         185,000      178,525
Columbus McKinnon Corp., 10.0%, 8/1/2010                                                         135,000      147,488
Compression Polymers Corp.:
    144A, 10.46% *, 7/1/2012                                                                      80,000       74,800
    144A, 10.5%, 7/1/2013                                                                        145,000      134,488
D.R. Horton, Inc., 5.375%, 6/15/2012                                                           1,091,000    1,057,021
Dana Corp., 7.0%, 3/1/2029                                                                       235,000      178,957
ISP Chemco, Inc., Series B, 10.25%, 7/1/2011                                                     335,000      361,381
K. Hovnanian Enterprises, Inc.:
    6.25%, 1/15/2015                                                                             420,000      393,869
    144A, 6.25%, 1/15/2016                                                                       155,000      144,328
    8.875%, 4/1/2012                                                                             235,000      247,925
Kansas City Southern:
    7.5%, 6/15/2009                                                                               95,000       99,513
    9.5%, 10/1/2008                                                                              340,000      372,725
Millennium America, Inc., 9.25%, 6/15/2008                                                       290,000      311,750
Securus Technologies, Inc., 11.0%, 9/1/2011                                                      110,000       97,900
Ship Finance International Ltd., 8.5%, 12/15/2013                                                165,000      160,669
Technical Olympic USA, Inc.:
    7.5%, 3/15/2011                                                                              110,000      103,125
    10.375%, 7/1/2012                                                                            265,000      278,912
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009                                            150,000      168,000
Xerox Capital Trust I, 8.0%, 2/1/2027                                                            165,000      171,187
                                                                                                           ----------
                                                                                                            6,654,795

Information Technology 0.6%
Activant Solutions, Inc.:
    144A, 9.504% *, 4/1/2010                                                                      75,000       76,500
    10.5%, 6/15/2011                                                                             175,000      182,875
L-3 Communications Corp., 144A, 6.375%, 10/15/2015                                               125,000      125,938
Lucent Technologies, Inc., 6.45%, 3/15/2029                                                      340,000      297,500
Sanmina-SCI Corp.:
    6.75%, 3/1/2013 (a)                                                                          295,000      280,250
    10.375%, 1/15/2010                                                                           267,000      294,367
                                                                                                           ----------
                                                                                                            1,257,430

Materials 3.1%
ARCO Chemical Co., 9.8%, 2/1/2020                                                                460,000      519,225
Caraustar Industries, Inc., 9.875%, 4/1/2011 (a)                                                 100,000       99,000
GEO Specialty Chemicals, Inc., 12.004% *, 12/31/2009                                             236,000      220,955
Georgia-Pacific Corp.:
    7.75%, 11/15/2029                                                                            316,000      338,910
    8.0%, 1/15/2024                                                                              345,000      380,363
    8.875%, 5/15/2031                                                                            496,000      586,605
    9.375%, 2/1/2013                                                                             270,000      301,050
Hercules, Inc., 6.75%, 10/15/2029                                                                145,000      142,100
Huntsman Advanced Materials LLC, 11.0%, 7/15/2010                                                240,000      268,800
Huntsman LLC, 11.625%, 10/15/2010 (a)                                                            286,000      326,755
IMC Global, Inc.:
    7.375%, 8/1/2018                                                                              85,000       87,231
    10.875%, 8/1/2013                                                                            279,000      329,220
International Steel Group, Inc., 6.5%, 4/15/2014                                                 145,000      143,550
Newmont Mining Corp., 5.875%, 4/1/2035                                                           395,000      387,136
Omnova Solutions, Inc., 11.25%, 6/1/2010                                                         290,000      310,300
Oregon Steel Mills, Inc., 10.0%, 7/15/2009                                                       110,000      118,525
Pliant Corp., 144A, 11.625%, 6/15/2009 (PIK)                                                           5            5
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011                                              62,000       67,580
TriMas Corp., 9.875%, 6/15/2012                                                                  280,000      229,600
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to                                    140,000      119,000
    7/15/2012
Union Camp Corp., 7.0%, 8/15/2006                                                              1,000,000    1,015,982
United States Steel Corp., 9.75%, 5/15/2010 (a)                                                  267,000      293,033
                                                                                                           ----------
                                                                                                            6,284,925

Telecommunication Services 2.9%
AirGate PCS, Inc., 7.349% *, 10/15/2011                                                          130,000      133,900
Anixter International, Inc., 5.95%, 3/1/2015 (a)                                                  89,000       86,391
AT&T Corp.:
    9.05%, 11/15/2011                                                                            198,000      222,997
    9.75%, 11/15/2031                                                                            205,000      259,581
Bell Atlantic New Jersey, Inc., Series A, 5.875%, 1/17/2012                                      542,000      559,940
Cincinnati Bell, Inc.:
    7.25%, 7/15/2013                                                                             155,000      164,688
    8.375%, 1/15/2014 (a)                                                                        265,000      261,025
Insight Midwest LP, 9.75%, 10/1/2009                                                             105,000      107,363
LCI International, Inc., 7.25%, 6/15/2007                                                        180,000      175,500
MCI, Inc., 8.735%, 5/1/2014                                                                      305,000      340,075
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015                                          550,000      588,811
Nextel Partners, Inc., 8.125%, 7/1/2011                                                          160,000      172,800
Qwest Corp.:
    144A, 7.12% *, 6/15/2013                                                                      65,000       67,600
    7.25%, 9/15/2025                                                                             490,000      456,925
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to                                     10,000        9,075
    12/15/2011
SBC Communications, Inc., 6.25%, 3/15/2011                                                     2,000,000    2,123,866
                                                                                                           ----------
                                                                                                            5,730,537

Utilities 13.1%
AES Corp., 144A, 8.75%, 5/15/2013                                                                360,000      394,200
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012 (a)                                      390,000      438,750
Ameren Corp., 4.263%, 5/15/2007                                                                2,000,000    1,982,340
Appalachian Power Co., 6.8%, 3/1/2006                                                          1,000,000    1,009,203
CC Funding Trust I, 6.9%, 2/16/2007                                                              749,000      769,777
CMS Energy Corp.:
    8.5%, 4/15/2011                                                                              250,000      278,125
    9.875%, 10/15/2007                                                                           345,000      375,187
Consolidated Edison, Inc., 8.125%, 5/1/2010                                                    1,115,000    1,273,181
DPL, Inc., 6.875%, 9/1/2011                                                                      104,000      112,060
DTE Energy Co., Series A, 6.65%, 4/15/2009                                                     1,275,000    1,346,714
Duke Energy Corp., Series D, 7.375%, 3/1/2010 (a)                                              1,500,000    1,639,581
Entergy Louisiana, Inc., 6.3%, 9/1/2035                                                          370,000      349,587
Kansas City Power & Light Co., 7.125%, 12/15/2005                                              1,300,000    1,306,835
New York State Gas & Electric, 4.375%, 11/15/2007                                              1,240,000    1,229,115
NorthWestern Corp., 5.875%, 11/1/2014                                                            105,000      106,075
NRG Energy, Inc., 8.0%, 12/15/2013                                                               268,000      285,420
Progress Energy, Inc., 7.0%, 10/30/2031                                                        2,000,000    2,222,386
PSE&G Energy Holdings LLC:
    8.5%, 6/15/2011                                                                              175,000      188,563
    10.0%, 10/1/2009                                                                             360,000      399,600
PSI Energy, Inc.:
    8.57%, 12/27/2011                                                                          1,250,000    1,486,035
    8.85%, 1/15/2022                                                                           1,225,000    1,651,372
Puget Energy, Inc., 7.02%, 12/1/2027                                                           1,000,000    1,197,418
Rochester Gas & Electric, 6.375%, 9/1/2033                                                     1,600,000    1,818,627
TXU Energy Co., 7.0%, 3/15/2013                                                                1,740,000    1,888,987
Westar Energy, Inc., 5.95%, 1/1/2035                                                             535,000      533,544
Xcel Energy, Inc., 7.0%, 12/1/2010                                                             2,000,000    2,183,052
                                                                                                           ----------
                                                                                                           26,465,734
----------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (Cost $98,956,273)                                                                   97,829,162

----------------------------------------------------------------------------------------------------------------------
    Foreign Bonds - US$ Denominated 8.8%
----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary 0.5%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011                                           234,000      259,740
Kabel Deutschland GmbH, 144A, 10.625%, 7/1/2014                                                  255,000      281,775
Royal Caribbean Cruises Ltd., 8.75%, 2/2/2011                                                    145,000      162,763
Shaw Communications, Inc., 8.25%, 4/11/2010                                                      305,000      331,306
                                                                                                           ----------
                                                                                                            1,035,584

Consumer Staples 0.1%
Burns Philp Capital Property Ltd., 10.75%, 2/15/2011                                             110,000      123,200

Energy 0.6%
Luscar Coal Ltd., 9.75%, 10/15/2011                                                              235,000      253,800
OAO Gazprom, 144A, 9.625%, 3/1/2013                                                              190,000      235,838
Petroleum Geo-Services ASA, 10.0%, 11/5/2010                                                     530,000      593,600
Secunda International Ltd., 11.599% *, 9/1/2012                                                   95,000      100,225
                                                                                                           ----------
                                                                                                            1,183,463

Financials 2.9%
Banco Do Estado De Sao Paulo, 144A, 8.7%, 9/20/2049                                              135,000      136,823
Conproca SA de CV, 12.0%, 6/16/2010                                                              125,000      152,813
Doral Financial Corp., 4.45% *, 7/20/2007                                                        200,000      187,735
Eircom Funding, 8.25%, 8/15/2013                                                                 175,000      189,875
HBOS PLC, 144A, 5.92%, 9/29/2049                                                                 200,000      200,487
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049                                           1,405,000    1,520,912
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049                                  1,200,000    1,395,128
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%,                           2,000,000    2,147,836
    11/15/2013
                                                                                                           ----------
                                                                                                            5,931,609

Health Care 0.1%
Biovail Corp., 7.875%, 4/1/2010                                                                  150,000      155,625

Industrials 1.5%
CP Ships Ltd., 10.375%, 7/15/2012                                                                230,000      261,050
Grupo Transportacion Ferroviaria Mexicana SA de CV:
    144A, 9.375%, 5/1/2012                                                                       145,000      156,600
    10.25%, 6/15/2007                                                                            350,000      374,500
    12.5%, 6/15/2012                                                                             160,000      185,600
LeGrand SA, 8.5%, 2/15/2025                                                                      140,000      168,000
Stena AB, 9.625%, 12/1/2012                                                                      130,000      141,050
Tyco International Group SA:
    6.375%, 2/15/2006                                                                          1,765,000    1,776,785
    6.75%, 2/15/2011                                                                              28,000       30,243
                                                                                                           ----------
                                                                                                            3,093,828

Materials 0.4%
Cascades, Inc., 7.25%, 2/15/2013                                                                 285,000      277,162
Celulosa Arauco y Constitucion SA, 7.75%, 9/13/2011                                              225,000      249,527
Crown Euro Holdings SA, 10.875%, 3/1/2013                                                         65,000       75,400
ISPAT Inland ULC, 9.75%, 4/1/2014                                                                228,000      264,480
Sino-Forest Corp., 144A, 9.125%, 8/17/2011                                                        10,000       10,800
                                                                                                           ----------
                                                                                                              877,369

Sovereign Bonds 0.1%
Federative Republic of Brazil, 8.875%, 10/14/2019 (a)                                            100,000      108,600
Republic of Turkey, 7.25%, 3/15/2015 (a)                                                          60,000       63,150
Republic of Venezuela, 10.75%, 9/19/2013                                                          30,000       37,425
                                                                                                           ----------
                                                                                                              209,175

Telecommunication Services 1.7%
America Movil SA de CV, 5.75%, 1/15/2015                                                         200,000      200,693
British Telecommunications PLC, 8.625%, 12/15/2030                                               840,000    1,139,404
Embratel, Series B, 11.0%, 12/15/2008                                                            131,000      149,668
Intelsat Bermuda Ltd., 144A, 8.695% *, 1/15/2012                                                 115,000      117,013
Millicom International Cellular SA, 10.0%, 12/1/2013                                             175,000      180,687
Mobifon Holdings BV, 12.5%, 7/31/2010                                                            171,000      200,925
Nortel Networks Ltd., 6.125%, 2/15/2006                                                          365,000      365,000
Telecom Italia Capital:
    144A, 4.0%, 1/15/2010                                                                        360,000      345,677
    5.25%, 11/15/2013                                                                            330,000      327,660
    5.25%, 10/1/2015                                                                             335,000      329,181
                                                                                                           ----------
                                                                                                            3,355,908

Utilities 0.9%
PacifiCorp. Australia LLC, 144A, 6.15%, 1/15/2008                                              1,000,000    1,031,282
Scottish Power PLC, 5.81%, 3/15/2025                                                             785,000      793,286
                                                                                                           ----------
                                                                                                            1,824,568
----------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds - US$ Denominated (Cost $17,686,337)                                                   17,790,329

----------------------------------------------------------------------------------------------------------------------
    Asset Backed 9.2%
----------------------------------------------------------------------------------------------------------------------

Automobile Receivables 0.8%
Drive Auto Receivables Trust, "A4", Series 2002-1, 144A, 4.09%,                                  566,897      566,689
    1/15/2008
Household Automotive Trust, "A2", Series 2004-1, 2.52%, 12/17/2007                               218,004      217,558
MMCA Automobile Trust, "A4", Series 2002-2, 4.3%, 3/15/2010                                      769,963      768,242
                                                                                                           ----------
                                                                                                            1,552,489

Credit Card Receivables 2.9%
Bank One Issuance Trust, "A1", Series 2002-A1, 3.88% *, 1/15/2010                              5,000,000    4,971,049
Discover Card Master Trust I, "A", Series 2002-2, 5.15%, 10/15/2009                              910,000      918,695
                                                                                                           ----------
                                                                                                            5,889,744

Home Equity Loans 5.5%
Countrywide Home Equity Loan Trust:
    "1A", Series 2004-S, 4.01% *, 2/15/2030                                                    3,637,926    3,641,552
    "2A", Series 2004-L, 4.05% *, 2/15/2034                                                    1,544,819    1,547,177
    "2A", Series 2004-K, 4.07% *, 2/15/2034                                                    1,246,331    1,248,653
Park Place Securities NIM Trust, "A", Series 2004-MCW1, 144A,                                    279,624      279,624
    4.458%, 9/25/2034
Renaissance Home Equity Loan Trust, "AF3", Series 2004-2, 4.464%,                                810,000      802,960
    7/25/2034
Residential Asset Mortgage Products, Inc.:
    "AI2", Series 2004-RS7, 4.0%, 9/25/2025                                                      800,000      794,764
    "AI3", Series 2004-RS4, 4.003%, 1/25/2030                                                    750,000      745,862
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%,                              996,755    1,008,707
    2/25/2031
Sail Net Interest Margin Notes, "A", Series 2004-4A, 144A, 5.0%,                                 370,151      369,760
    4/27/2034
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%,                               705,405      703,646
    7/25/2029
                                                                                                           ----------
                                                                                                           11,142,705
----------------------------------------------------------------------------------------------------------------------
Total Asset Backed (Cost $18,750,786)                                                                      18,584,938

----------------------------------------------------------------------------------------------------------------------
    US Government Agency Sponsored Pass-Throughs 23.0%
----------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association:
    4.5%, with various maturities from 7/1/2018 until 10/1/2033 (b)                           18,821,212   18,182,626
    5.0%, with various maturities from 4/1/2018 until 7/1/2030 (b)                            13,144,533   13,105,126
    6.0%, with various maturities from 1/1/2023 until 10/1/2032 (b)                           13,707,626   13,939,348
    6.5%, with various maturities from 5/1/2017 until 11/1/2024 (b)                              847,172      873,111
    9.0%, 5/1/2009                                                                               329,589      346,233
                                                                                                           ----------
Total US Government Agency Sponsored Pass-Throughs (Cost $46,770,027)                                      46,446,444

----------------------------------------------------------------------------------------------------------------------
    US Government Sponsored Agencies 2.6%
----------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corp., 5.5%, 7/15/2006  (Cost $5,346,705)                           5,236,000    5,282,742

                                                                                                 Shares      Value ($)
                                                                                             -------------------------

----------------------------------------------------------------------------------------------------------------------
    Preferred Stock 0.4%
----------------------------------------------------------------------------------------------------------------------

Farm Credit Bank of Texas, Series 1  (Cost $766,812)                                             707,000      758,618

                                                                                               Principal
                                                                                               Amount ($)   Value ($)
                                                                                             -------------------------

----------------------------------------------------------------------------------------------------------------------
    Commercial and Non-Agency Mortgage-Backed Securities 6.7%
----------------------------------------------------------------------------------------------------------------------

Banc America Commercial Mortgage, Inc., "G", Series 2005-4, 144A,                                850,000      809,193
    5.155%, 7/10/2045
Banc of America Mortgage Securities Trust, "2A5", Series 2005-H,                               1,065,000    1,057,678
    4.83% *,                                                                                                9/25/2035
Countrywide Alternative Loan Trust:
    "A2", Series 2003-21T1, 5.25%, 12/25/2033                                                    796,994      798,239
    "A4", Series 2004-14T2, 5.5%, 8/25/2034                                                      805,625      808,205
    "A1", Series 2004-35T2, 6.0%, 2/25/2035                                                      697,530      703,259
    "1A1", Series 2004-J8, 7.0%, 9/25/2034                                                       770,181      794,121
CS First Boston Mortgage Securities Corp., "A1", Series 1999-C1,                                 369,930      374,058
    6.91%, 9/15/2041
DLJ Mortgage Acceptance Corp., "A1B", Series 1997-CF2, 144A, 6.82%,                              496,959      511,804
    10/15/2030
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1,                                 229,550      236,495
    6.869%, 7/15/2029
GMAC Mortgage Corp. Loan Trust, "A2", Series 2003-GH2, 3.69%,                                    675,950      672,526
    7/25/2020
GS Mortgage Securities Corp. II, "A2A", Series 2003-C1, 3.59%,                                   689,000      674,563
    1/10/2040
Master Alternative Loans Trust:
    "3A1", Series 2004-5, 6.5%, 6/25/2034                                                        528,061      539,117
    "8A1", Series 2004-3, 7.0%, 4/25/2034                                                        161,869      164,068
Mortgage Capital Funding, Inc.:
    "A3", Series 1997-MC1, 7.288%, 7/20/2027                                                     267,607      273,199
    "C", Series 1996-MC1, 7.8%, 6/15/2028                                                        467,317      470,321
Nationslink Funding Corp., "F", Series 1999-2, 144A, 5.0%,                                     1,000,000      990,168
    6/20/2031
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%,                                   233,508      236,584
    2/25/2018
Wachovia Bank Commercial Mortgage Trust, "E", Series 2005-C20, 144A,                           1,250,000    1,240,322
    5.225%, 7/15/2042
Washington Mutual, "1A1", Series 2005-AR14, 5.086%, 12/25/2035                                   805,000      803,208
Wells Fargo Mortgage Backed Securities Trust:
    "4A1", Series 2005-AR16, 4.993%, 10/25/2035                                                  460,000      460,144
    "4A4", Series 2005-AR16, 4.993%, 10/25/2035                                                  810,000      813,544
----------------------------------------------------------------------------------------------------------------------
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $13,544,242)                              13,430,816

----------------------------------------------------------------------------------------------------------------------
    Collateralized Mortgage Obligations 8.8%
----------------------------------------------------------------------------------------------------------------------

Fannie Mae Whole Loan:
    "A2", Series 2004-W4, 5.0%, 6/25/2034                                                      1,105,000    1,106,712
    "A23", Series 2004-W10, 5.0%, 8/25/2034                                                    1,165,000    1,158,324
    "1A1", Series 2004-W15, 6.0%, 8/25/2044                                                      989,682    1,006,569
Federal Home Loan Mortgage Corp.:
    "PC", Series 2590, 4.5%, 2/15/2026                                                           815,000      816,952
    "LC", Series 2682, 4.5%, 7/15/2032                                                           410,000      395,065
    "PQ", Series 2844, 5.0%, 5/15/2023                                                         1,540,000    1,550,341
    "PD", Series 2844, 5.0%, 12/15/2032                                                        1,935,000    1,885,003
    "EG", Series 2836, 5.0%, 12/15/2032                                                          895,000      871,873
    "TE", Series 2780, 5.0%, 1/15/2033                                                         1,130,000    1,110,416
    "PD", Series 2893, 5.0%, 2/15/2033                                                           680,000      668,160
    "XD", Series 2941, 5.0%, 5/15/2033                                                           720,000      698,179
    "BG", Series 2869, 5.0%, 7/15/2033                                                           195,000      191,114
    "TE", Series 2881, 5.0%, 7/15/2033                                                           870,000      845,399
    "ND", Series 2938, 5.0%, 10/15/2033                                                        1,175,000    1,139,800
    "CH", Series 2390, 5.5%, 12/15/2016                                                          590,000      599,273
    "GE", Series 2809, 6.0%, 5/15/2030                                                           790,000      805,120
    "LA", Series 1343, 8.0%, 8/15/2022                                                           330,880      340,852
Federal National Mortgage Association:
    "PE", Series 2005-44, 5.0%, 7/25/2033                                                        375,000      363,388
    "QD", Series 2005-29, 5.0%, 8/25/2033                                                        295,000      287,368
    "PE", Series 2005-14, 5.0%, 12/25/2033                                                     1,060,000    1,032,865
    "QC", Series 2002-11, 5.5%, 3/25/2017                                                        855,000      871,338
----------------------------------------------------------------------------------------------------------------------
Total Collateralized Mortgage Obligations (Cost $17,886,598)                                               17,744,111

----------------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 7.4%
----------------------------------------------------------------------------------------------------------------------
Delaware, NJ, Port Authority Revenue, Port District Project, Series A,                         1,000,000    1,123,830
    7.46%, 1/1/2011 (c)
Fultondale, AL, Core City, General Obligation, 6.4%, 2/1/2022 (c)                              1,340,000    1,432,111
Guin, AL, County General Obligation, Series B, 8.25%, 6/1/2027 (c)                             1,515,000    1,762,263
Idaho, Higher Education Revenue, Nazarene College Facilities, 8.34%,                           1,000,000    1,041,330
    11/1/2016, First Security Bank (d)
Metropolitan Washington, DC, Apartment Authority System, Series C, 5.39%,                      1,365,000    1,405,199
    10/1/2015 (c)
Pell City, AL, Core City General Obligation, 5.4%, 8/1/2017 (c)                                1,385,000    1,432,575
Reeves County, TX, County General Obligation Lease, Certificate of                               955,000      981,769
    Participation, Series IBC, 7.25%, 6/1/2011 (c)
Richmond, CA, General Obligation, Limited Pension Obligations, Series A,                       1,070,000    1,163,026
    7.19%, 8/1/2009 (c)
St. Paul, MN, Sales & Special Tax Revenue, Series A, 6.94%, 11/1/2019 (c)
2,000,000 2,186,000 Texas, Multi-Family Housing Revenue, Housing & Community
Affairs, 6.85%, 1,470,000 1,583,234
    12/1/2020 (c)
Washington, Industrial Development Revenue, 4.0%, 10/1/2012 (c)                                  915,000      874,786
----------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $15,262,542)                                                         14,986,123

----------------------------------------------------------------------------------------------------------------------
    Convertible Bond 0.0%
----------------------------------------------------------------------------------------------------------------------

Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006  (Cost $39,700)                               40,000       39,600

    Government National Mortgage Association 1.3%
Government National Mortgage Association:
    6.0%, 7/20/2034                                                                            1,062,749    1,085,491
    6.5%, 8/20/2034                                                                            1,430,408    1,481,168
----------------------------------------------------------------------------------------------------------------------
Total Government National Mortgage Association (Cost $2,597,198)                                            2,566,659

                                                                                               Units        Value ($)
                                                                                     ---------------------------------

----------------------------------------------------------------------------------------------------------------------
    Other Investments 0.1%
----------------------------------------------------------------------------------------------------------------------
Hercules, Inc. (Bond Unit), 6.5%, 6/30/2029  (Cost $59,222)                                      95,000       73,150

                                                                                              Principal
                                                                                              Amount ($)     Value ($)
                                                                                     ---------------------------------

    US Treasury Obligations 4.0%
US Treasury Bond, 6.0%, 2/15/2026                                                                566,000     667,526
US Treasury Note:
    3.375%, 2/15/2008 (a)                                                                        267,000     262,181
    4.75%, 5/15/2014 (a)                                                                       1,588,000   1,636,011
    5.0%, 8/15/2011 (a)                                                                          281,000     291,988
    7.0%, 7/15/2006                                                                            5,027,000   5,136,966
----------------------------------------------------------------------------------------------------------------------
Total US Treasury Obligations (Cost $8,506,520)                                                            7,994,672

----------------------------------------------------------------------------------------------------------------------
    Repurchase Agreements 1.1%
----------------------------------------------------------------------------------------------------------------------

State Street Bank and Trust Co., 3.15%, dated 9/30/2005, to be repurchased                     2,254,000   2,254,000
    at $2,254,592 on 10/3/2005 (e) (Cost $2,254,000)

                                                                                                Shares      Value ($)
                                                                                      --------------------------------

----------------------------------------------------------------------------------------------------------------------
    Securities Lending Collateral 2.8%
----------------------------------------------------------------------------------------------------------------------
Scudder Daily Assets Fund Institutional, 3.84%  (f) (g)                                        5,706,110    5,706,110
  (Cost $5,706,110)
                                                                                                   % of
                                                                                              Net Assets     Value ($)
                                                                                     ---------------------------------
Total Investment Portfolio (Cost $ 254,133,072)                                                  124.7     251,487,474
Other Assets and Liabilities, Net                                                                (24.7)    (49,846,709)
 ----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0     201,640,765

    For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of September 30, 2005.

(a) All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $5,597,963 which is 2.8% of net assets.

(b) Mortgage dollar rolls included.

(c) Bond is insured by one of these companies:

                                                                 As a % of total
Insurance Coverage                                          investment portfolio
--------------------------------------------------------------------------------
AMBAC Financial Group                                                    0.6
--------------------------------------------------------------------------------
Financial Guaranty Insurance Company                                     0.6
--------------------------------------------------------------------------------
Financial Security Assurance, Inc.                                       1.3
--------------------------------------------------------------------------------
MBIA Corporation                                                         2.3
--------------------------------------------------------------------------------
RaDain Asset Assurance                                                   0.7
--------------------------------------------------------------------------------

(d) Security incorporates a letter of credit from a major bank.

(e) Collateralized by $1,620,000 US Treasury Bond, 8.75%, maturing on 5/15/2017 with a value of $2,302,425.

(f) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.


(g) Represents collateral held in connection with securities lending. Included in this portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Montgomery Street Income Securities


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Montgomery Street Income Securities


By:                                 /s/Vincent J. Esposito
                                    ------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005